Other assets	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets

	As of
In thousands of U.S. dollars	June 30, 2021	December 31, 2020
Scorpio LR2 Pool Ltd. pool working capital contributions (1)	$35,700	$35,700
Scorpio MR Tanker Pool Ltd. pool working capital contributions(1)	25,200	25,200
Scorpio Handymax Tanker Pool Ltd. pool working capital contributions (2)	5,661	5,661
Scorpio LR1 Pool Ltd. pool working capital contributions (1)	6,600	6,600
Working capital contributions to Scorpio Pools	73,161	73,161

Deposits for scrubbers (3)	10,542	5,617
Seller's credit on sale leaseback vessels (4)	10,488	10,192
Investment in BWTS supplier (5)	1,751	1,751
Capitalized loan fees (6)	1,503	1,424
Other assets	$97,445	$92,145

(1)    Upon entrance into the Scorpio LR2, LR1 and MR Pools, all vessels are required to make initial working capital contributions of both cash and bunkers. Initial working capital contributions are repaid, without interest, upon a vessel’s exit from the pool. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the unaudited condensed consolidated balance sheets. For time chartered-in vessels we classify the amounts as current (within Accounts Receivable) or non-current (within Other Assets) according to the expiration of the contract.
(2)    Upon entrance into the Scorpio Handymax Tanker Pool, all vessels are required to make initial working capital contributions of both cash and bunkers. Initial working capital contributions are repaid, without interest, upon a vessel's exit from each pool no later than six months after the exit date. Bunkers on board a vessel exiting the pool are credited against such repayment at the actual invoice price of the bunkers. For all owned vessels, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets. For time chartered-in vessels we classify the amounts as current (within Accounts Receivable) or non-current (within Other Assets) according to the expiration of the contract.
(3)    From August 2018 through September 2019, we entered into agreements with two separate suppliers to retrofit a total of 98 of our vessels with scrubbers for total consideration of $146.6 million (which excludes installation costs). Deposits paid for these systems are reflected as investing cash flows within the unaudited condensed consolidated statement of cash flows. In February 2021, we signed an agreement to retain the option to purchase these scrubbers through February 2023.
(4)    The seller's credit on sale leaseback vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto which occurred in April 2017. This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement. The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease, through interest income, until expiration. We recorded $0.3 million as interest income as part of these agreements during each of the six months ended June 30, 2021 and 2020.
(5)    In July 2018, we executed an agreement to purchase 55 ballast water treatment systems from an unaffiliated third-party supplier for total consideration of $36.2 million. These systems have been installed, or are expected to be installed, through 2023 as each respective vessel under the agreement is due for its IOPP renewal survey. Upon entry into this agreement, we also obtained a minority equity interest in this supplier for no additional consideration. We have determined that of the total consideration of $36.2 million, $1.8 million is attributable to the minority equity interest.
(6) Represents upfront loan fees on credit facilities or lease financings that are expected to be used to partially finance the purchase and installation of scrubbers or refinance the indebtedness on certain vessels. These fees are reclassified as deferred financing fees (net of Debt) when the tranche of the loan to which the vessel relates is drawn.